Federated Hermes Prime Cash Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Automated Shares [Member] | AS
Prospectus [Line Items]
Average Annual Return, Percent	3.99%	3.04%	1.99%